Consolidated Segment Data (Details) - Schedule of revenue and non-cash compensation - USD ($)				1 Months Ended		12 Months Ended
		Jan. 01, 2022	Jan. 02, 2021	Mar. 22, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues(1)
Revenues		$ 952,358	$ 559,934	$ 661,839		$ 34,477,948	$ 35,153,190	$ 37,648,782
Operating loss
Foreign exchange losses, net						(260,682)	(9,915)	(60,558)
Finance costs						(1,143,478)	(984,843)	(898,748)
Loss before income tax						(18,533,850)	(6,224,552)	(2,899,418)
Provision for income tax (expense) benefit						(132,208)	732,868	(242,837)
Net loss for the year					$ 16,041	(18,666,058)	(5,491,654)	(3,142,255)
Less: Loss attributable to the non-controlling interest						101,264	9,727	16,231
Net loss attributable to equity holders of the Company						(18,564,794)	(5,481,927)	(3,126,024)
Operating loss [Member]
Operating loss
Operating loss						(16,888,139)	(3,703,724)	(2,122,550)
Total other income from five segments						88,732	285,220	52,956
Secured logistics [Member] | Operating loss [Member]
Operating loss
Operating loss						(1,353,365)	(808,162)	(709,415)
Secured logistics [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Operating loss
Foreign exchange losses, net						(629,844)	(1,814,948)	69,521
Secured logistics [Member] | Finance costs [Member] | Operating loss [Member]
Operating loss
Finance costs						(802,438)	(885,183)	(806,031)
Information security [Member] | Operating loss [Member]
Operating loss
Operating loss						(61,900)	48,726
Information security [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Operating loss
Foreign exchange losses, net							(1,514)
Information security [Member] | Finance costs [Member] | Operating loss [Member]
Operating loss
Finance costs						(1,648)
Robotics AI solutions [Member] | Operating loss [Member]
Operating loss
Operating loss						(11,227,391)	(1,072,133)	(157,967)
Robotics AI solutions [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Operating loss
Foreign exchange losses, net						37,503	(1,511)
Robotics AI solutions [Member] | Finance costs [Member] | Operating loss [Member]
Operating loss
Finance costs						(22,695)	(2,793)
General security solutions [Member] | Operating loss [Member]
Operating loss
Operating loss						(178,580)
General security solutions [Member] | Finance costs [Member] | Operating loss [Member]
Operating loss
Finance costs						(946)
Corporate and others [Member] | Operating loss [Member]
Operating loss
Operating loss	[1]					(4,066,903)	(1,872,155)	(1,255,168)
Corporate and others [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Operating loss
Foreign exchange losses, net						1,376	(3,202)	(598)
Corporate and others [Member] | Finance costs [Member] | Operating loss [Member]
Operating loss
Finance costs						(315,751)	(96,867)	(92,716)
Revenue [Member]
Revenues(1)
Revenues	[2]					34,477,948	35,153,190	37,648,782
Revenue [Member] | Secured logistics [Member]
Revenues(1)
Revenues	[2]					30,907,623	34,300,213	37,427,994
Revenue [Member] | Information security [Member]
Revenues(1)
Revenues	[2]					512,300	484,318
Revenue [Member] | Robotics AI solutions [Member]
Revenues(1)
Revenues	[2]					1,272,236	368,659	220,788
Revenue [Member] | General security solutions [Member]
Revenues(1)
Revenues	[2]					$ 1,785,789

[1]	Includes non-cash compensation, professional fees and consultancy fees for the Company.
[2]	Revenue excludes intercompany sales.